UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22095

Morgan Stanley Global Long/Short Fund P

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

The Registrant invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (CIK 0001406731, Investment Company Act file number 811-22094, the “Master Fund”). As of September 30, 2008, the Registrant owned 99.91% of the Master Fund. The Master Fund has included a schedule of investments as of September 30, 2008, in its filing on Form N-Q made with the Securities and Exchange Commission on November 21, 2008.

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008 (commencement of operations), Morgan Stanley Global Long/Short Fund P (the “Fund”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

—	Level 1 – quoted prices in active markets for identical investments
—	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Master Fund or other financial instruments and not the underlying holdings of the Master Fund or other financial instruments. Thus the inputs used by the Fund to value its investments in each of the Master Fund or other financial instruments may differ from the inputs used to value the underlying holdings of the Master Fund or other financial instruments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Master Fund
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	94,330,396

Total	$94,330,396

Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Master Fund
Balance as of January 1, 2008 (Commencement of Operations)	$-
Net investment income (loss) allocated from Master Fund	(595,596)
Net realized gain (loss) allocated from Master Fund	(1,750,387)
Net change in unrealized appreciation/depreciation allocated from Master Fund	(5,699,507)
Net purchases (sales)	102,375,886
Net transfers in or out of Level 3	-

Balance as of September 30, 2008	$94,330,396

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(5,699,507)

Portfolio Valuation

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Fund records its investment in the Master Fund as fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gain and losses.

Item 2. Controls	and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Long/Short Fund P

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2008